Leases (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of Right of Use Assets
The changes in
right-of-use
assets for the fiscal years ended March 31, 2022 and 2023 are as follows:

	Yen in millions
	Land	Buildings	Machinery and equipment	Total
Balance as of April 1, 2021:
Carrying amount	15,394	327,350	15,290	358,034

Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	2,908	104,456	12,816	120,180
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(159)	(5,685)	(356)	(6,200)
Depreciation	(1,140)	(72,944)	(7,700)	(81,784)
Other	797	22,091	312	23,200

Net changes	2,406	47,918	5,072	55,396

Balance as of March 31, 2022:
Carrying amount	17,800	375,268	20,362	413,430

Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	1,533	90,395	36,604	128,532
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(3,323)	(10,654)	(214)	(14,191)
Depreciation	(1,171)	(77,368)	(7,808)	(86,347)
Other	399	35,422	818	36,639

Net changes	(2,562)	37,795	29,400	64,633

Balance as of March 31, 2023:
Carrying amount	15,238	413,063	49,762	478,063

Summary of Lease Expenses
(2)	Income, expenses, and cash flows (except for depreciation) arising from lease contracts as a lessee and lessor are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023

Interest expenses on lease liabilities	8,292	8,223	10,382
Expenses related to short-term leases accounted for applying an exemption	17,805	19,764	36,807
Income from subleases	(2,256)	(2,256)	(1,784)
Net cash outflows for leases	81,399	83,546	89,681